Long-term debt - Amortised cost summary (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Long-term debt
Unamortised loan costs	R (375)	R (439)
Total long-term debt	104,834	102,643	R 167,197
Secured Debt
Long-term debt
Long-term debt, before unamortised costs	67	108
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	R 105,142	R 102,974